STOCKHOLDERS EQUITY (DEFICIT) - Estimate of the Fair Value of the Warrants and Assumptions (Details) - 10K - Weighted Average	Mar. 31, 2024	Dec. 31, 2023
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.119	1.710
Volatility | Equity Warrants, Exchange Warrants and Banker Warrants
Class of Stock [Line Items]
Warrants outstanding, measurement input		1.676
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2,500	2.5
Expected term in years | Equity Warrants, Exchange Warrants and Banker Warrants
Class of Stock [Line Items]
Warrants outstanding, measurement input		1,690
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Dividend rate | Equity Warrants, Exchange Warrants and Banker Warrants
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0450	0.0412
Risk-free interest rate | Equity Warrants, Exchange Warrants and Banker Warrants
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.0437